Loss per Share (Details 1) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings (Loss) per Share [Abstract]
Weighted average number of ordinary shares (basic and diluted)	24,097	19,203	19,203